ULTIMUS MANAGERS TRUST

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

FILED VIA EDGAR

April 2, 2026

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Ultimus Managers Trust (the “Trust”)
Post-Effective Amendment No. 275 to the Registration Statement on Form N-1A
File Nos. 333-180308 and 811-22680

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of each of its series, Lyrical U.S. Value Equity Fund, Lyrical International Value Equity Fund (the “Lyrical Funds”), Q3 All-Season Systematic Opportunities Fund, Q3 All-Season Tactical Fund, and Q3 All-Season Active Rotation ETF (the “Q3 Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Trust, I hereby certify that (i) the forms of Prospectus and Statement of Additional Information for each of the Q3 Funds and the Statement of Additional Information for each of the Lyrical Funds that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 275 (SEC Accession No. 0001580642-26-002048) to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on March 27, 2026.

Please direct any comments or questions to the undersigned at 513.577.1693. Thank you.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood

Secretary of the Trust